Securities sold under repurchase agreements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securities sold under repurchase agreement	$ 158,374,000	$ 377,002,000
Interest Expense, Debt	$ 1,700,000	$ 2,100,000	$ 1,500,000